SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Total revenue from mining operations	$ 21,042	$ 14,616	$ 61,683	$ 41,796